Investment Strategy - F/m Callable Tax-Free Municipal ETF	Sep. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Callable Tax-Free Muni Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg Municipal Bond Currently Callable Index (the “Underlying Index”) (I40165US), which measures the performance of a subset of U.S. municipal tax-exempt investment grade bond market to target bonds that are either at or near a call date, with higher coupons. The Underlying Index is a subset of the Bloomberg US Municipal Index (I00730US) (the “Parent Index”).

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in U.S. municipal investment grade bonds that are exempt from federal and certain state taxes, and which are currently callable or callable within the next three (3) months.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines to have economic characteristics that are substantially similar to the economic characteristics of the securities that comprise the Underlying Index, including, but not limited to, municipal bonds that may be of a smaller issue size than those included in the Underlying Index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a single asset class than a “diversified” fund.

The Underlying Index and Parent Index

The Underlying Index was created in July 2025, with history backfilled to January 2019, by Bloomberg Index Services Limited (the “Index Provider”). The Parent Index was created by the Index Provider in June 1997, with history backfilled to January 31, 1980. The Underlying Index is market-value weighted and measures a subset of the U.S. municipal tax-exempt investment grade bond market, focusing on bonds that are at or near a call date (currently callable or callable within the next 3 months). The bonds are rated investment grade (A3/A- or better) using the middle rating of Moody’s Credit Review (“Moody’s”), Fitch Ratings, and Standard & Poor’s Global Ratings (“S&P”). When only two agencies rate a bond, the lower rating is used. When only one agency rates a bond, that rating is used. Bonds in the Underlying Index must have a coupon of 3.5% or higher. The municipal bonds in the Underlying Index must be denominated in U.S. dollars, and have a fixed-rate coupon; an effective maturity from one (1) up to, but not including ten (10) years; and a par value of at least $7 million (issued as part of a transaction of at least $75 million). However, the Underlying Index may include municipal bonds with lower outstanding value and issuing size minimums for approximately a dozen specific states. Excluded from the Underlying Index are taxable municipal bonds, floating-rate bonds, derivatives, private placements, limited offerings, monetary defaults, partially pre-refunded bonds, bonds backed by letters of credit, guaranteed investment contracts, bonds that are subject to the Alternative Minimum Tax (“AMT”), and municipal bonds for which the use of proceeds is unknown. As of September 1, 2025, the Underlying Index has approximately 1,800 constituents.

The Parent Index measures the performance of the U.S. municipal tax-exempt investment grade bond market and includes general obligation and revenue bonds. The bonds are rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Fitch, and S&P. When only two agencies rate a bond, the lower rating is used. When only one agency rates a bond, that rating is used. The municipal bonds in the Parent Index must be denominated in U.S. dollars, and have a fixed-rate coupon; and a par value of at least $7 million (issued as part of a transaction of at least $75 million) with at least one (1) year until final maturity. Excluded from the Parent Index are taxable municipal bonds, floating-rate bonds, derivatives, private placements, limited offerings, monetary defaults, partially pre-refunded bonds, or bonds backed by letters of credit or guaranteed investment contracts.

The Underlying Index and the Parent Index are each rebalanced by the Index Provider on the last business day of each month. The Underlying Index and the Parent Index are both calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser.

Additional information regarding the Underlying Index, including its value, is available at https://assets.bbhub.io/professional/sites/27/40165_20250709.pdf.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets.

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund-eligible investments (collectively, the “Underlying Funds”), to the extent permitted by applicable law and subject to certain restrictions.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).